Average Annual Total Returns		12 Months Ended	60 Months Ended	62 Months Ended	107 Months Ended	120 Months Ended	121 Months Ended	131 Months Ended	146 Months Ended	157 Months Ended
	Jan. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.19%	(0.38%)			2.43%				1.46%
Performance Inception Date	Dec. 14, 2012
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		4.03%	(0.38%)			2.43%		1.94%
Performance Inception Date	Jan. 23, 2015
Class C
Prospectus [Line Items]
Average Annual Return, Percent		4.97%	(0.61%)			2.11%		1.63%
Performance Inception Date	Jan. 23, 2015
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		4.83%	(0.65%)			2.31%		1.81%
Performance Inception Date	Jan. 23, 2015
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		6.42%	(0.09%)			2.45%		1.94%
Performance Inception Date	Jan. 23, 2015
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		6.91%	0.31%			2.88%		2.36%
Performance Inception Date	Jan. 23, 2015
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		6.66%	0.11%			2.68%		2.16%
Performance Inception Date	Jan. 23, 2015
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		7.09%	0.41%			2.97%		2.45%
Performance Inception Date	Jan. 23, 2015
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.58%	(0.92%)			1.85%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.20%	(0.26%)			1.82%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		7.12%	0.51%		2.81%
Performance Inception Date	Jan. 27, 2017
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		7.03%	0.40%	0.87%
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		7.10%	0.44%	0.92%
Performance Inception Date	Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		6.04%	(0.62%)			1.93%		1.44%
Performance Inception Date	Jan. 23, 2015
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		5.96%	(0.57%)			1.97%		1.47%
Performance Inception Date	Jan. 23, 2015
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		6.37%	(0.16%)			2.41%		1.89%
Performance Inception Date	Jan. 23, 2015
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		6.77%	0.16%			2.72%		2.20%
Performance Inception Date	Jan. 23, 2015
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		7.13%	0.45%			3.02%		2.49%
Performance Inception Date	Jan. 23, 2015
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		7.20%	0.51%			3.08%			2.70%
Performance Inception Date	Nov. 01, 2013
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		6.39%	(0.30%)			2.29%		1.81%
Performance Inception Date	Jan. 23, 2015
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		6.97%	0.35%			2.92%	2.83%
Performance Inception Date	Nov. 20, 2015
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)			2.01%		1.75%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.01%	1.12%			3.09%		2.50%